Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option Award Valuation Assumptions
For the Three Months Ended March 31, 2012
Expected term of options	5.5 years
Expected volatility-range used	54.74%
Expected volatility-weighted average	54.74%
Risk-free interest rate-range used	1.24%-1.37%

	2012	2011
Expected term of options	5.5 years	5.5 years
Expected volatility-range used	54.74%	54.74%
Expected volatility-weighted average	54.74%	54.74%
Risk-free interest rate-range used	1.24%-1.37%	1.60%-2.79%

Stock Options Summary
	Options Pursuant to the Plan	Weighted Average Exercise Price Per Share	Weighted Average Fair Value of Options Granted During the Year	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Issued and outstanding as of December 31, 2010	2,427,079	$0.43
Granted	750,000	0.69	$0.35
Issued and outstanding as of December 31, 2011	3,177,079	0.49		5.5	$—
Granted	1,278,000	0.16	0.01
Cancelled	(750,000)	0.69
Forfeited	(21,000)	0.16
Issued and outstanding as of December 31, 2012	3,684,079	0.33		4.9	692,230
Exercisable as of December 31, 2012	2,135,412	0.46		4.2	318,300